DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended		17 Months Ended
	Dec. 31, 2025 USD ($) ages year	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) ages	Jul. 31, 2024
EBP, Description of Plan [Line Items]
Assets transferred in	$ 81,921,000
Eligible age to contribute additional catch-p contributions | ages	50		50
Deferral rate	2.00%
Automatic deferral rate, annual increase	1.00%
Retirement age | year	65
Matching percentage	200.00%
Participant compensation, eligible compensation, percentage	2.00%
Participant compensation matched, percentage	50.00%
Maximum contribution to eligible compensation to company stock fund, percentage			50.00%
Contribution to company stock fund, percentage (allocated more than)				50.00%
Note receivable from participant, minimum borrowing, amount	$ 1,000		$ 1,000
Receivable from participant, maximum borrowing, amount	$ 50,000		$ 50,000
Receivable from participant, maximum borrowing, percentage	50.00%		50.00%
Note receivable from participant general loan borrowing term	10 years
Basis spread on variable rate	1.00%
Distribution of benefit vesting balance	$ 7,000
Distribution of benefit vesting balance required minimum age | ages	72
Forfeited nonvested account	$ 96,181	$ 15,609	$ 96,181
Forfeited nonvested account, decrease from employer contribution	37,254
Forfeited nonvested account, reallocated to participant	0
Employee benefit plan administrative fee per year	4.25
Administrative expenses	8,281	$ 320,386
Offset to administrative expenses	347,262
Axonics Modulation Technologies, Inc.
EBP, Description of Plan [Line Items]
Assets transferred in	74,000,000
Bolt Medical, Inc.
EBP, Description of Plan [Line Items]
Assets transferred in	$ 6,000,000
Minimum
EBP, Description of Plan [Line Items]
Annual compensation to total compensation, percentage	1.00%
Note receivable from participant general loan borrowing term	1 year
Maximum
EBP, Description of Plan [Line Items]
Annual compensation to total compensation, percentage	50.00%
Deferral rate	6.00%
Note receivable from participant general loan borrowing term	5 years